UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2017

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 97.3%
U.S. Bonds - 91.8%
Agency - Other - 6.7%
Financing Corp., 10.7%, 10/06/2017	$4,095,000	$4,134,259
Financing Corp., 9.4%, 2/08/2018	3,085,000	3,198,124
Financing Corp., 10.35%, 8/03/2018	3,820,000	4,132,973

		$11,465,356
Asset-Backed & Securitized - 1.8%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 2.463% (U.S. LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$541,000	$539,820
ALM Loan Funding CLO, 2014-14A, “A1R”, FLR, 2.463% (U.S. LIBOR-3mo. + 1.15%), 7/28/2026 (n)	371,723	372,718
Atrium CDO Corp., 2011-A, “A1R”, FLR, 2.452% (U.S. LIBOR-3mo. + 1.14%), 10/23/2025 (n)	548,000	550,092
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.553% (U.S. LIBOR-3mo. + 2.25%), 1/18/2025 (n)	583,669	584,946
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	338,571
Fortress Credit BSL Ltd., 2013-1A, “A”, FLR, 2.486% (U.S. LIBOR-3mo. + 1.18%), 1/19/2025 (n)	194,064	194,363
Morgan Stanley Capital I Trust, “AM”, 5.924%, 4/15/2049	884	898
TICP CLO Ltd., FLR, 2.486% (U.S. LIBOR-3mo. + 1.18%), 1/20/2027 (n)	538,454	538,508

		$3,119,916
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$241,000	$242,636

Building - 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$87,730

Business Services - 0.3%
Cisco Systems, Inc., 2.6%, 2/28/2023	$299,000	$303,956
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	271,000	286,600

		$590,556
Cable TV - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$259,248
Comcast Corp., 4.2%, 8/15/2034	96,000	101,618
Time Warner Cable, Inc., 8.25%, 4/01/2019	1,000,000	1,092,453
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	92,381

		$1,545,700
Chemicals - 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$345,000	$347,619

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$124,000	$128,276

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$413,631
Apple, Inc., 4.375%, 5/13/2045	121,000	132,553

		$546,184
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$369,000	$379,518

Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$167,000	$173,421
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	219,000	243,820

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Food & Beverages - continued
Tyson Foods, Inc., 5.15%, 8/15/2044	$38,000	$43,526

		$460,767
Food & Drug Stores - 0.2%
CVS Health Corp., 5.125%, 7/20/2045	$270,000	$311,331

Insurance - 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$117,420

Insurance - Health - 0.5%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$773,234

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$99,000	$108,099

Local Authorities - 1.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$32,000	$48,955
State of California (Build America Bonds), 7.6%, 11/01/2040	925,000	1,473,016
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	450,000	589,091

		$2,111,062
Major Banks - 0.4%
Bank of America Corp., 7.625%, 6/01/2019	$170,000	$186,157
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	446,000	463,577

		$649,734
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$179,000	$188,055
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	111,850

		$299,905
Medical Equipment - 0.2%
Medtronic, Inc., 4.625%, 3/15/2045	$237,000	$268,633

Metals & Mining - 0.3%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	$500,000	$495,000

Midstream - 0.6%
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	$1,000,000	$1,104,771

Mortgage-Backed - 49.4%
Fannie Mae, 2.28%, 11/01/2026	$76,005	$74,728
Fannie Mae, 3.5%, 4/01/2047	879,931	912,326
Fannie Mae, 5.5%, 9/01/2017 - 3/01/2038	3,257,204	3,639,957
Fannie Mae, 6%, 1/01/2018 - 7/01/2037	969,024	1,098,868
Fannie Mae, 4.88%, 3/01/2020	90,891	94,221
Fannie Mae, 3.87%, 7/01/2022	181,818	193,988
Fannie Mae, 2.152%, 1/25/2023	401,000	400,183
Fannie Mae, 2.41%, 5/01/2023	127,520	129,833
Fannie Mae, 2.55%, 5/01/2023	109,727	112,491
Fannie Mae, 2.59%, 5/01/2023	69,480	71,373
Fannie Mae, 3.78%, 10/01/2023	63,523	68,235
Fannie Mae, 2.7%, 7/01/2025	200,000	203,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.43%, 6/01/2026	$196,594	$211,012
Fannie Mae, 3.59%, 9/01/2026	72,813	78,065
Fannie Mae, 4.96%, 6/01/2030	126,739	144,046
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	619,780	710,617
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	4,079,899	4,173,754
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	626,008	684,737
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	5,765,886	6,250,983
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	12,202,027	12,948,665
Fannie Mae, 3.5%, 4/01/2043 - 1/01/2047	8,254,242	8,570,865
Fannie Mae, 2.683%, 12/25/2026	729,000	726,258
Freddie Mac, 4.5%, 9/01/2046	679,753	729,920
Freddie Mac, 2.699%, 5/25/2018	780,032	784,123
Freddie Mac, 2.412%, 8/25/2018	1,119,702	1,124,488
Freddie Mac, 2.303%, 9/25/2018	275,000	276,545
Freddie Mac, 2.323%, 10/25/2018	490,546	493,551
Freddie Mac, 2.13%, 1/25/2019	1,541,341	1,551,036
Freddie Mac, 5.085%, 3/25/2019	752,000	783,261
Freddie Mac, 2.456%, 8/25/2019	383,000	387,633
Freddie Mac, 4.186%, 8/25/2019	600,000	626,022
Freddie Mac, 3.808%, 8/25/2020	219,000	230,692
Freddie Mac, 3.034%, 10/25/2020	291,000	300,407
Freddie Mac, 2.856%, 1/25/2021	400,000	412,454
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	501,502	566,644
Freddie Mac, 2.791%, 1/25/2022	517,000	534,346
Freddie Mac, 2.716%, 6/25/2022	399,000	411,305
Freddie Mac, 2.355%, 7/25/2022	500,000	507,674
Freddie Mac, 2.682%, 10/25/2022	189,000	194,281
Freddie Mac, 2.51%, 11/25/2022	496,000	505,837
Freddie Mac, 3.32%, 2/25/2023	433,000	458,813
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	1,034,471	1,095,202
Freddie Mac, 3.06%, 7/25/2023	294,000	307,715
Freddie Mac, 2.454%, 8/25/2023	379,000	384,551
Freddie Mac, 3.458%, 8/25/2023	367,000	392,133
Freddie Mac, 4.5%, 9/01/2024 - 3/01/2047	1,682,701	1,810,451
Freddie Mac, 2.67%, 12/25/2024	827,000	844,197
Freddie Mac, 2.811%, 1/25/2025	642,000	660,386
Freddie Mac, 3.329%, 5/25/2025	928,000	986,920
Freddie Mac, 3.01%, 7/25/2025	225,000	234,030
Freddie Mac, 2.745%, 1/25/2026	629,000	639,671
Freddie Mac, 2.673%, 3/25/2026	900,000	910,699
Freddie Mac, 3.243%, 4/25/2027	583,000	614,017
Freddie Mac, 3.117%, 6/25/2027	420,000	437,534
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	558,174	622,977
Freddie Mac, 1.018%, 4/25/2024 (i)	4,368,994	212,506
Freddie Mac, 6.5%, 5/01/2037	144,750	162,934
Freddie Mac, 5%, 4/01/2040 - 7/01/2041	2,080,414	2,283,448
Freddie Mac, 4%, 1/01/2041 - 4/01/2044	594,525	629,392
Freddie Mac, 3.5%, 5/01/2042 - 1/01/2047	8,419,927	8,750,325
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	4,682,877	4,755,366
Freddie Mac, 3.224%, 3/25/2027	575,000	603,622
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,085,254	1,215,471
Ginnie Mae, 4%, 8/15/2040 - 4/20/2041	172,252	182,643
Ginnie Mae, 4.5%, 9/20/2041	199,604	214,244

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	$2,396,949	$2,510,198
Ginnie Mae, 6.158%, 4/20/2058	11,151	12,243
Ginnie Mae, 0.658%, 2/16/2059 (i)	568,682	38,767

		$83,889,484
Network & Telecom - 0.6%
AT&T, Inc., 3.4%, 8/14/2024	$339,000	$342,194
Verizon Communications, Inc., 5.012%, 4/15/2049	596,000	595,744

		$937,938
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$138,038

Pharmaceuticals - 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$87,666
Gilead Sciences, Inc., 4.75%, 3/01/2046	80,000	89,463

		$177,129
Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$134,000	$137,258

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$193,691

Tobacco - 0.6%
Altria Group, Inc., 9.25%, 8/06/2019	$55,000	$62,682
Reynolds American, Inc., 8.125%, 6/23/2019	583,000	645,047
Reynolds American, Inc., 4%, 6/12/2022	79,000	83,792
Reynolds American, Inc., 4.45%, 6/12/2025	217,000	235,001

		$1,026,522
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$35,575

U.S. Government Agencies and Equivalents - 2.7%
AID-Tunisia, 2.452%, 7/24/2021	$235,000	$239,652
AID-Ukraine, 1.844%, 5/16/2019	444,000	447,852
AID-Ukraine, 1.847%, 5/29/2020	330,000	331,886
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	443,000	446,665
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	429,927
Private Export Funding Corp., 2.25%, 3/15/2020	86,000	87,360
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	367,311
Private Export Funding Corp., 1.875%, 7/15/2018	460,000	462,257
Small Business Administration, 6.35%, 4/01/2021	40,242	42,191
Small Business Administration, 6.34%, 5/01/2021	40,260	42,193
Small Business Administration, 6.44%, 6/01/2021	49,735	52,141
Small Business Administration, 6.625%, 7/01/2021	50,318	52,888
Small Business Administration, 5.52%, 6/01/2024	94,949	100,739
Small Business Administration, 2.21%, 2/01/2033	210,968	208,782
Small Business Administration, 2.22%, 3/01/2033	378,126	376,460
Small Business Administration, 3.15%, 7/01/2033	314,548	327,257
Small Business Administration, 3.62%, 9/01/2033	290,653	308,752
Tennessee Valley Authority, 1.75%, 10/15/2018	292,000	293,431

		$4,617,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - 22.9%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$62,933
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	456,750
U.S. Treasury Bonds, 4.375%, 2/15/2038	4,287,000	5,576,282
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	5,097,100	6,747,286
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	490,740
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,754,907
U.S. Treasury Bonds, 2.5%, 2/15/2045	2,954,000	2,828,570
U.S. Treasury Notes, 3.125%, 5/15/2019	300,000	309,105
U.S. Treasury Notes, 1%, 6/30/2019	1,596,000	1,587,085
U.S. Treasury Notes, 2.625%, 8/15/2020	162,000	167,550
U.S. Treasury Notes, 3.125%, 5/15/2021	5,026,000	5,309,105
U.S. Treasury Notes, 1.75%, 5/15/2022	2,208,000	2,214,469
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	606,864
U.S. Treasury Notes, 2.5%, 5/15/2024	4,038,000	4,184,851
U.S. Treasury Notes, 2%, 8/15/2025	98,000	97,778
U.S. Treasury Notes, 2%, 11/15/2026	3,706,000	3,671,835
U.S. Treasury Notes, 2.875%, 11/15/2046	2,766,000	2,848,548

		$38,914,658
Utilities - Electric Power - 0.4%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$709,000
Total U.S. Bonds		$155,930,484

Foreign Bonds - 5.5%
Australia - 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$16,649

Brazil - 0.2%
Federative Republic of Brazil, 5.625%, 1/07/2041	$162,000	$162,203
Vale Overseas Ltd., 6.875%, 11/10/2039	165,000	188,100

		$350,303
Chile - 0.6%
Engie Energia Chile S.A., 5.625%, 1/15/2021	$566,000	$618,797
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	209,250
Transelec S.A., 4.25%, 1/14/2025	200,000	208,071

		$1,036,118
China - 0.7%
Baidu, Inc., 3.25%, 8/06/2018	$240,000	$242,649
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	226,000	241,829
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	690,000	743,008

		$1,227,486
France - 0.3%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$395,000	$398,544

Italy - 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$366,000	$369,866

Kazakhstan - 0.1%
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	$201,000	$224,849

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
Mexico - 1.3%
Comision Federal de Electricidad, 4.875%, 5/26/2021	$277,000	$296,390
Petroleos Mexicanos, 6%, 3/05/2020	202,000	217,857
Petroleos Mexicanos, 5.5%, 1/21/2021	130,000	139,360
Petroleos Mexicanos, 5.5%, 6/27/2044	12,000	11,292
Petroleos Mexicanos, 4.875%, 1/18/2024	95,000	98,943
Petroleos Mexicanos, 4.25%, 1/15/2025	15,000	15,038
Petroleos Mexicanos, 5.625%, 1/23/2046	23,000	21,626
Petroleos Mexicanos, 6.75%, 9/21/2047	21,000	22,577
Petroleos Mexicanos, 4.625%, 9/21/2023	53,000	55,173
Southern Copper Corp., 5.875%, 4/23/2045	80,000	90,866
United Mexican States, 3.625%, 3/15/2022	1,164,000	1,222,200

		$2,191,322
Netherlands - 0.7%
ING Bank N.V., 5.8%, 9/25/2023 (n)	$769,000	$877,564
ING Groep N.V., 3.15%, 3/29/2022	350,000	358,522

		$1,236,086
Panama - 0.1%
Republic of Panama, 3.875%, 3/17/2028	$213,000	$225,248

Peru - 0.3%
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	$226,000	$231,198
Republic of Peru, 8.75%, 11/21/2033	180,000	283,950

		$515,148
Romania - 0.1%
Republic of Romania, 4.375%, 8/22/2023 (n)	$36,000	$38,897
Republic of Romania, 4.875%, 1/22/2024 (n)	58,000	64,525

		$103,422
Russia - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/2023	$213,000	$220,804

United Kingdom - 0.7%
BAT Capital Corp., 2.764%, 8/15/2022 (z)	$438,000	$441,775
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	277,293
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	268,154
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	124,000	137,404

		$1,124,626
Uruguay - 0.1%
Oriental Republic of Uruguay, 4.5%, 8/14/2024	$26,762	$29,505
Oriental Republic of Uruguay, 4.375%, 10/27/2027	47,300	51,008

		$80,513
Total Foreign Bonds		$9,320,984
Total Bonds		$165,251,468

Investment Companies (h) - 2.2%
Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 1.11% (v)	3,848,695	$3,848,695

Other Assets, Less Liabilities - 0.5%		765,112
Net Assets - 100.0%		$169,865,275

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,848,695 and $165,251,468, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,654,549 representing 3.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BAT Capital Corp., 2.764%, 8/15/2022	8/08/17	$438,000	$441,775
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company

Derivative Contracts at 8/31/17

Futures Contracts at 8/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	34	$4,317,469	December - 2017	$9,562

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	45	$7,024,219	December - 2017	$(28,828)
U.S. Treasury Note 5 yr	Long	USD	48	5,688,000	December - 2017	(4,500)

						$(33,328)

At August 31, 2017, the fund had liquid securities with an aggregate value of $93,986 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$54,997,758	$—	$54,997,758
Non-U.S. Sovereign Debt	—	4,590,366	—	4,590,366
Municipal Bonds	—	2,111,062	—	2,111,062
U.S. Corporate Bonds	—	11,618,574	—	11,618,574
Residential Mortgage-Backed Securities	—	83,889,483	—	83,889,483
Commercial Mortgage-Backed Securities	—	339,469	—	339,469
Asset-Backed Securities (including CDOs)	—	2,780,447	—	2,780,447
Foreign Bonds	—	4,924,309	—	4,924,309
Mutual Funds	3,848,695	—	—	3,848,695
Total	$3,848,695	$165,251,468	$—	$169,100,163

Other Financial Instruments
Futures Contracts – Assets	$9,562	$—	$—	$9,562
Futures Contracts – Liabilities	(33,328)	—	—	(33,328)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$167,961,532
Gross unrealized appreciation	6,290,346
Gross unrealized depreciation	(5,151,715)
Net unrealized appreciation (depreciation)	$1,138,631

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Affiliated Issuer		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		10,282,023	31,875,348	(38,308,676)	3,848,695

Affilated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$287	$—	$—	$21,312	$3,848,695

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 17, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2017

*	Print name and title of each signing officer under his or her signature.